Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consisted of the following:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)
Vehicles held for use	$2,819	$3,234
Production facilities	2,756	2,748
Electronic equipment	776	775
Furniture	284	283
Leasehold improvement	114	114
Battery and charging swap infrastructure	106	106
Less: accumulated depreciation	(1,833)	(1,599)
Less: impairment of property and equipment	(3,063)	(3,159)
Property and equipment, net	$1,959	$2,502

Schedule of Disposal Loss of Property and Equipment	Disposal loss of property and equipment were US$0.1 million and US$0.02 million for the six months ended June 30, 2025 and 2024, respectively
Amounts
Balance as of December 31, 2023	$3,186
Impairment made during the period	-
Effect of exchange rate differences	(27)
Balance as of December 31, 2024	$3,159
Effect of exchange rate differences	(96)
Balance as of June 30, 2025	$3,063